Revenue Recognition and Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Fee and Management Income	Summarized below are amounts included in Fees and Management Income. The revenue includes the fees and reimbursements earned by us from the Managed Funds, and other revenues that are not in the scope of ASC Topic 606, Revenue from Contracts with Customers, but that are included in this table for the purpose of disclosing all related party revenues (in thousands):

	Three Months Ended March 31,
	2021	2020
Recurring fees(1)	$1,125	$1,216
Transactional revenue and reimbursements(2)	468	430
Insurance premiums(3)	693	519
Total fees and management income	$2,286	$2,165
(1)Recurring fees include asset management fees and property management fees.
(2)Transactional revenue includes items such as leasing commissions, construction management fees, and acquisition fees.
(3)Insurance premium income includes amounts for reinsurance from third parties not affiliated with us.
Summarized below are amounts included in Fee and Management Income. The revenue includes the fees and reimbursements earned by us from the Managed Funds during the years ended December 31, 2020, 2019, and 2018, and also includes other revenues that are not in the scope of ASC 606, but are included in this table for the purpose of disclosing all related party revenues (in thousands):

	2020	2019	2018
Recurring fees(1)	$4,801	$6,362	$21,036
Transactional revenue and reimbursements(2)	2,633	3,329	9,817
Insurance premiums(3)	2,386	1,989	2,073
Total fees and management income	$9,820	$11,680	$32,926
(1)Recurring fees include asset management fees and property management fees.
(2)Transaction revenue includes items such as leasing commissions, construction management fees, and acquisition fees.
(3)Insurance premium income includes amounts for reinsurance from third parties not affiliated with us.